LONG-TERM DEBT (Details) - CAD CAD in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Long-Term Debt [Abstract]
Revolving credit facility	CAD 899,595	CAD 1,362,192
Senior unsecured notes	370,735	0
Long-term debt	CAD 1,270,330	CAD 1,362,192